Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2020

VIPAM-QTLY-1120
1.808793.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.13% 10/8/20 to 12/10/20 (a)
(Cost $4,339,365)	4,340,000	4,339,362
	Shares	Value

Fixed-Income Funds - 43.7%
Fidelity Emerging Markets Debt Central Fund (b)	1,074,464	$9,648,689
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	50,510	5,058,577
Fidelity Floating Rate Central Fund (b)	49,307	4,751,722
Fidelity High Income Central Fund (b)	173,819	18,162,378
Fidelity Inflation-Protected Bond Index Central Fund (b)	496,684	54,103,793
Fidelity International Credit Central Fund (b)	151,550	15,867,237
Fidelity VIP Investment Grade Central Fund (b)	3,177,404	365,719,246
TOTAL FIXED-INCOME FUNDS
(Cost $433,009,551)		473,311,642

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.10% (c)	7,062,200	7,063,612
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	17,397,060	17,398,800
TOTAL MONEY MARKET FUNDS
(Cost $24,462,359)		24,462,412

Equity Funds - 55.3%
Domestic Equity Funds - 38.1%
Fidelity Real Estate Equity Central Fund (b)	13,893	1,501,672
Fidelity U.S. Equity Central Fund (b)	4,084,561	411,356,100

TOTAL DOMESTIC EQUITY FUNDS		412,857,772

International Equity Funds - 17.2%
Fidelity Emerging Markets Equity Central Fund (b)	286,246	67,880,472
Fidelity International Equity Central Fund (b)	1,200,818	101,613,253
iShares MSCI Japan ETF (e)	286,921	16,948,423

TOTAL INTERNATIONAL EQUITY FUNDS		186,442,148

TOTAL EQUITY FUNDS
(Cost $484,297,986)		599,299,920
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $946,109,261)		1,101,413,336
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(17,788,549)
NET ASSETS - 100%		$1,083,624,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	228	Dec. 2020	$38,212,800	$(249,462)	$(249,462)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,422,492.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,063
Fidelity Communication Services Central Fund	965,368
Fidelity Consumer Discretionary Central Fund	232,337
Fidelity Consumer Staples Central Fund	444,738
Fidelity Emerging Markets Debt Central Fund	376,862
Fidelity Emerging Markets Equity Central Fund	668,833
Fidelity Energy Central Fund	246,746
Fidelity Financials Central Fund	2,046,377
Fidelity Floating Rate Central Fund	179,738
Fidelity Health Care Central Fund	5,368,412
Fidelity High Income Central Fund	555,383
Fidelity Industrials Central Fund	371,701
Fidelity Inflation-Protected Bond Index Central Fund	136,814
Fidelity Information Technology Central Fund	10,241,877
Fidelity International Credit Central Fund	151,620
Fidelity International Equity Central Fund	1,095,683
Fidelity Materials Central Fund	86,609
Fidelity Money Market Central Fund	111,213
Fidelity Real Estate Equity Central Fund	56,836
Fidelity Securities Lending Cash Central Fund	7,556
Fidelity Utilities Central Fund	226,873
Fidelity VIP Investment Grade Central Fund	7,085,112
Total	$30,759,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$32,747,886	$5,810,219	$2,277,368	$12,615	$(5,006,665)	$--	0.0
Fidelity Consumer Discretionary Central Fund	37,693,009	3,733,911	3,700,133	196,998	(10,581,095)	--	0.0
Fidelity Consumer Staples Central Fund	24,834,070	2,948,193	1,623,041	(28,082)	(503,036)	--	0.0
Fidelity Emerging Markets Debt Central Fund	10,461,973	473,150	767,247	(49,590)	(469,597)	9,648,689	0.4
Fidelity Emerging Markets Debt Local Currency Central Fund	--	5,051,000	--	--	7,577	5,058,577	3.4
Fidelity Emerging Markets Equity Central Fund	70,389,406	1,149,700	3,788,672	(210,661)	340,699	67,880,472	3.4
Fidelity Energy Central Fund	15,742,178	880,432	700,596	(177,898)	3,553,296	--	0.0
Fidelity Financials Central Fund	69,996,005	4,744,072	6,389,213	(265,741)	(11,042,680)	--	0.0
Fidelity Floating Rate Central Fund	5,165,538	227,426	373,725	(7,674)	(259,843)	4,751,722	0.2
Fidelity Health Care Central Fund	58,687,448	7,053,818	4,500,863	574,800	(19,156,806)	--	0.0
Fidelity High Income Central Fund	5,282,818	13,114,812	849,926	(22,170)	636,844	18,162,378	0.7
Fidelity Industrials Central Fund	36,172,208	1,934,462	3,236,791	140,465	(5,310,264)	--	0.0
Fidelity Inflation-Protected Bond Index Central Fund	54,097,453	3,197,411	6,474,201	37,101	3,246,029	54,103,793	3.4
Fidelity Information Technology Central Fund	94,559,041	16,444,604	12,412,915	3,033,427	(27,659,781)	--	0.0
Fidelity International Credit Central Fund	10,724,832	5,566,937	862,357	2,256	435,569	15,867,237	3.4
Fidelity International Equity Central Fund	96,091,057	13,742,932	8,175,770	634,434	(679,400)	101,613,253	3.4
Fidelity Materials Central Fund	8,820,843	1,565,131	1,162,794	(52,170)	445,236	--	0.0
Fidelity Real Estate Equity Central Fund	15,459,016	122,797	10,570,469	(2,564,675)	(944,997)	1,501,672	0.2
Fidelity U.S. Equity Central Fund	--	--	1,184,636	(1,351,141)	87,657,034	411,356,100	1.9
Fidelity Utilities Central Fund	12,748,581	810,109	1,148,437	(60,352)	(2,651,493)	--	0.0
Fidelity VIP Investment Grade Central Fund	337,592,156	52,693,333	43,097,449	323,348	18,207,858	365,719,246	5.4
	997,265,518	141,264,449	113,296,603	165,290	30,264,485	1,055,663,139

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.